FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase or decrease in interest rates basis point	0.0050
Basis point increase or decrease in commodity prices	0.0010
Bonds and debentures held	$ 3,913
Current financial assets at amortised cost	42	$ 0
Financial assets at fair value through other comprehensive income	3,913	4,693
Allowance account for credit losses of financial assets	6	2
AAA Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	1,485
A or AA Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	1,669
B or BB credit rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	759
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Marketable securities	6,052	6,580
Impact of 10% change in value of investments on Equity	$ 605	658
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held		4,763
Credit risk | AAA Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held		1,881
Credit risk | A or AA Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held		2,089
Credit risk | B or BB credit rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held		$ 793